EARNINGS PER SHARE Earnings Per Share Table (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Earnings Per Share [Abstract]
Income (Loss) from Continuing Operations, Excluding Portion Attributable to Noncontrolling Interest	$ (40,880)	$ (16,358)	$ (35,939)
Weighted Average Number of Shares Outstanding, Basic	54,172	50,570	50,570
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	431	0	0
Weighted Average Number of Shares Outstanding, Diluted	54,603	50,570	50,570
Income (Loss) Per Basic Share from Continuing Operations, Excluding Portion Attributable to Noncontrolling Interest	$ (0.75)	$ (0.32)	$ (0.71)
Income (Loss) Per Diluted Share from Continuing Operations, Excluding Portion Attributable to Noncontrolling Interest	$ (0.75)	$ (0.32)	$ (0.71)